Commitments and Contingencies - Restricted Assets (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013		Dec. 31, 2012		Dec. 31, 2011
Commitments And Contingencies Disclosure [Abstract]
Fixed maturity collateral pledged to FHLB	$ 3,383.9		$ 3,400.9		$ 4,106.5
FHLB restricted stock	144.5	[1]	144.6	[1],[2]	172.9	[2]
Other fixed maturities-state deposits	240.6		262.1		260.8
Securities pledged	1,357.0	[3]	1,605.5	[3],[4]	2,253.5	[4]
Total restricted assets	$ 5,126.0		$ 5,413.1		$ 6,793.7

[1]	Included in Other investments in the Condensed Consolidated Balance Sheets.
[2]	Reported in Other investments on the Consolidated Balance Sheets.
[3]	Includes the fair value of loaned securities of $363.3 and $601.8 as of June 30, 2013 and December 31, 2012, respectively, which is included in Securities pledged on the Condensed Consolidated Balance Sheets. In addition, as of June 30, 2013 and December 31, 2012, the Company delivered securities as collateral of $993.7 and $1.0 billion, respectively, which was included in Securities pledged in the Condensed Consolidated Balance Sheets.
[4]	Includes the fair value of loaned securities of $601.8 and $1.0 billion as of December 31, 2012 and 2011, respectively, which is included in Securities pledged on the Consolidated Balance Sheets.